Federated Hermes Kaufmann Fund II
Portfolio of Investments
March 31, 2023 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—84.6%
		Communication Services—0.4%
12,000		Infrastrutture Wireless Italiane S.p.A.	$158,173
2,000	[1]	Take-Two Interactive Software, Inc.	238,600
5,300	[1]	ZoomInfo Technologies, Inc.	130,963
		TOTAL	527,736
		Consumer Discretionary—9.8%
5,403	[1]	Airbnb, Inc.	672,133
13,150	[1]	Alibaba Group Holding Ltd., ADR	1,343,667
11,100	[1]	Amazon.com, Inc.	1,146,519
9,154	[1]	Bowlero Corp.	155,160
466	[1]	Chipotle Mexican Grill, Inc.	796,063
5,861		Choice Hotels International, Inc.	686,850
1,500	[1]	Etsy, Inc.	166,995
2,230	[1]	Five Below, Inc.	459,313
5,900	[1]	Floor & Decor Holdings, Inc.	579,498
21,300	[1]	Las Vegas Sands Corp.	1,223,685
2,200	[1]	Lululemon Athletica, Inc.	801,218
300	[1]	Mercadolibre, Inc.	395,418
9,630		Moncler S.p.A	665,619
683,700		NagaCorp Ltd.	534,909
2,912		Nike, Inc., Class B	357,128
11,700	[1]	Planet Fitness, Inc.	908,739
38,000	[1]	Sportradar Group AG	441,940
601		Vail Resorts, Inc.	140,442
13,300		Wingstop, Inc.	2,441,614
		TOTAL	13,916,910
		Consumer Staples—2.5%
1,495		Costco Wholesale Corp.	742,821
29,300		Philip Morris International, Inc.	2,849,425
		TOTAL	3,592,246
		Energy—2.3%
9,250		Cheniere Energy, Inc.	1,457,800
59,400		New Fortress Energy, Inc.	1,748,142
		TOTAL	3,205,942
		Financials—7.5%
22,200		Apollo Global Management LLC	1,402,152
1,740		BlackRock, Inc.	1,164,269
201,000	[1]	Blue Owl Capital, Inc.	2,227,080
62,400		FinecoBank Banca Fineco S.p.A.	959,586
20,700		Hamilton Lane, Inc.	1,531,386
8,800		KKR & Co., Inc., Class Common	462,176
6,621		London Stock Exchange Group PLC	643,457
1,755		MSCI, Inc., Class A	982,256
3,541		S&P Global, Inc.	1,220,830
		TOTAL	10,593,192
		Health Care—35.0%
33,978	[1]	89Bio, Inc.	517,485
3,300		Abbott Laboratories	334,158
17,555	[1,2]	Acrivon Therapeutics, Inc.	222,773
58,700	[1,3]	Albireo Pharma CVR, Rights	126,205

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
30,900		Alector, Inc.	$191,271
33,480	[1]	Amphastar Pharmaceuticals, Inc.	1,255,500
22,901	[1]	Amylyx Pharmaceuticals, Inc.	671,915
18,700		AnaptysBio, Inc.	406,912
57,800	[1]	Annexon, Inc.	222,530
4,600	[1]	Apellis Pharmaceuticals, Inc.	303,416
21,000	[1]	Apollo Endosurgery, Inc.	208,320
73,500	[1]	Arcturus Therapeutics Holdings, Inc.	1,761,795
21,149	[1]	Argenx SE	7,854,131
140,966		aTyr Pharma, Inc.	296,029
36,300	[1]	Avidity Biosciences LLC	557,205
7,000	[1]	Century Therapeutics, Inc.	24,290
7,369	[1]	Century Therapeutics, Inc.	25,570
10,433	[1]	Cerevel Therapeutics Holdings	254,461
15,546	[1]	Chinook Therapeutics, Inc.	359,890
56,475	[1,3]	Contra Akouos, Inc., Rights	44,615
79,226	[1]	Corcept Therapeutics, Inc.	1,716,035
5,758	[1]	CRISPR Therapeutics AG	260,434
13,389		Danaher Corp.	3,374,564
12,000	[1]	Denali Therapeutics, Inc.	276,480
34,900	[1]	Dexcom, Inc.	4,054,682
194,638	[1]	Dynavax Technologies Corp.	1,909,399
5,400	[1]	EDAP TMS SA, ADR	59,778
4,400		Eli Lilly & Co.	1,511,048
14,100	[1]	Fusion Pharmaceuticals, Inc.	53,157
39,400	[1]	Fusion Pharmaceuticals, Inc.	148,538
1,925	[1]	Genmab A/S	726,876
18,728	[1]	Gracell Biotechnologies, Inc., ADR	34,834
9,300	[1]	Guardant Health, Inc.	217,992
36,200	[1]	IDEAYA Biosciences, Inc.	497,026
1,175	[1]	IDEXX Laboratories, Inc.	587,594
1,665	[1]	Illumina, Inc.	387,196
2,900	[1]	Inspire Medical Systems, Inc.	678,803
3,347	[1]	Insulet Corp.	1,067,559
29,338	[1]	Intellia Therapeutics, Inc.	1,093,427
2,300	[1]	Intuitive Surgical, Inc.	587,581
4,307	[1,3]	Laronde, Inc.	93,398
33,800	[1]	Legend Biotech Corp., ADR	1,629,836
23,700	[1]	Merus NV	436,080
17,225	[1]	Minerva Neurosciences, Inc.	27,560
12,148	[1,2]	Moonlake Immunotherapeutics	259,846
5,700	[1]	Morphic Holding, Inc.	214,548
6,090	[1]	Natera, Inc.	338,117
5,400		Novo Nordisk A/S	856,940
14,887	[1]	Orchard Therapeutics PLC	7,994
19,590	[1]	Orchard Therapeutics PLC, ADR	105,198
250	[1]	Penumbra, Inc.	69,672
6,500	[1]	Privia Health Group, Inc.	179,465
2,975	[1]	Prometheus Biosciences, Inc.	319,277
35,326	[1]	Regulus Therapeutics, Inc.	29,939
5,350	[1]	Repligen Corp.	900,726
84,174	[1,2]	Rezolute, Inc.	161,614
62,844	[1]	Rhythm Pharmaceuticals, Inc.	1,121,137
10,600	[1]	Sarepta Therapeutics, Inc.	1,460,998

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
40,914	[1]	Scynexis, Inc.	$122,742
309,795	[1]	Seres Therapeutics, Inc.	1,756,538
14,700	[1]	Structure Therapeutics, Inc., ADR	349,713
1,750		Stryker Corp.	499,572
35,600	[1]	Ultragenyx Pharmaceutical, Inc.	1,427,560
900		UnitedHealth Group, Inc.	425,331
6,400	[1]	Veeva Systems, Inc.	1,176,256
533	[1]	Verona Pharma PLC, ADR	10,703
36,640	[1]	Verve Therapeutics, Inc.	528,349
19,658	[1]	Zentalis Pharmaceuticals LLC	338,118
		TOTAL	49,728,701
		Industrials—8.4%
38,778	[1]	CoStar Group, Inc.	2,669,865
840		Deere & Co.	346,819
7,174		Eaton Corp. PLC	1,229,193
10,378		HEICO Corp.	1,775,053
15,130	[1]	Mercury Systems, Inc.	773,446
9,198		Quanta Services, Inc.	1,532,755
2,086		Rockwell Automation, Inc.	612,137
4,600		Trane Technologies PLC	846,308
2,309		Union Pacific Corp.	464,709
12,006		Wabtec Corp.	1,213,326
5,041		Xylem, Inc.	527,793
		TOTAL	11,991,404
		Information Technology—4.8%
1,000	[1]	Adobe, Inc.	385,370
400	[1]	Advanced Micro Devices, Inc.	39,204
1,321	[1]	Confluent, Inc.	31,796
2,200	[1]	Crowdstrike Holdings, Inc.	301,972
50,300	[1,2]	GDS Holdings Ltd., ADR	938,598
200	[1]	Keysight Technologies, Inc.	32,296
700		Marvell Technology, Inc.	30,310
7,300	[1]	Okta, Inc.	629,552
308	[1]	Palo Alto Networks, Inc.	61,520
5,800	[1]	Q2 Holdings, Inc.	142,796
3,466	[1]	Rogers Corp.	566,448
2,237	[1]	ServiceNow, Inc.	1,039,579
18,000	[1]	Shopify, Inc.	862,920
3,569	[1]	Splunk, Inc.	342,196
2,457	[1]	Tyler Technologies, Inc.	871,350
2,233	[1]	Workday, Inc.	461,204
		TOTAL	6,737,111
		Materials—5.7%
39,476		Agnico Eagle Mines Ltd.	2,012,092
3,900		Albemarle Corp.	862,056
76,400		Barrick Gold Corp.	1,418,748
41,500		Newmont Corp.	2,034,330
5,700		Sherwin-Williams Co.	1,281,189
4,434		Westlake Corp.	514,255
		TOTAL	8,122,670
		Real Estate—5.6%
33,800		Americold Realty Trust	961,610
9,650		Crown Castle, Inc.	1,291,556
23,900		Easterly Government Properties, Inc.	328,386

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
5,800		Gaming and Leisure Properties, Inc.	$301,948
6,600		National Storage Affiliates Trust	275,748
54,177		Physicians Realty Trust	808,863
10,821		ProLogis, Inc.	1,350,136
7,300		Ryman Hospitality Properties, Inc.	655,029
16,890		STAG Industrial, Inc.	571,220
44,400		VICI Properties, Inc.	1,448,328
		TOTAL	7,992,824
		Utilities—2.6%
7,300		American Electric Power Co., Inc.	664,227
11,400		Duke Energy Corp.	1,099,758
25,800		NextEra Energy, Inc.	1,988,664
		TOTAL	3,752,649
		TOTAL COMMON STOCKS (IDENTIFIED COST $85,383,133)	120,161,385
		U.S. TREASURIES—2.8%
		U.S. Treasury Notes—2.8%
$3,500,000		United States Treasury Note, 4.125%, 11/15/2032	3,678,199
300,000		United States Treasury Note, 4.375%, 10/31/2024	300,330
		TOTAL U.S. TREASURIES (IDENTIFIED COST $3,892,625)	3,978,529
		CORPORATE BONDS—0.9%
		Consumer Discretionary—0.3%
147,000		Airbnb, Inc., Conv. Bond, 0.010%, 3/15/2026	128,952
65,000		Chegg, Inc., Conv. Bond, 0.125%, 3/15/2025	57,066
200,000		Mercadolibre, Inc., Sr. Unsecd. Note, 2.375%, 1/14/2026	179,175
		TOTAL	365,193
		Financials—0.1%
60,000		PRA Group, Inc., Conv. Bond, 3.500%, 6/1/2023	60,847
93,000		Starwood Property Trust, Inc., Conv. Bond, 4.375%, 4/1/2023	94,508
		TOTAL	155,355
		Health Care—0.1%
151,000		Illumina, Inc., Conv. Bond, 0.010%, 8/15/2023	149,466
59,000		NuVasive, Inc., Conv. Bond, 1.000%, 6/1/2023	58,815
		TOTAL	208,281
		Industrials—0.1%
86,000		Fiverr International Ltd., Conv. Bond, 0.000%, 11/1/2025	71,759
		Information Technology—0.3%
145,000		DocuSign, Inc., Conv. Bond, 0.010%, 1/15/2024	138,891
145,000		Okta, Inc., Conv. Bond, 0.125%, 9/1/2025	131,282
95,000		RingCentral, Inc., Conv. Bond, 6.220%, 3/1/2025	83,996
145,000		Shopify, Inc., Conv. Bond, 0.125%, 11/1/2025	127,696
		TOTAL	481,865
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,265,507)	1,282,453
		PREFERRED STOCKS—0.6%
		Financials—0.1%
2,715		JPMorgan Chase & Co., 5.750%	67,630
2,890		Wells Fargo & Co., 5.625%	65,892
		TOTAL	133,522
		Health Care—0.2%
53,840	[3]	CeQur SA	300,564
32,229		Regulus Therapeutics, Inc.	27,314
		TOTAL	327,878

Shares or Principal Amount		Value
	PREFERRED STOCKS—continued
	Industrials—0.2%
12,000	FTAI Aviation Ltd.	$283,080
	Real Estate—0.1%
2,100	Public Storage, 4.000%	38,850
2,200	Public Storage, 4.625%	45,980
625	Rexford Industrial Realty, Inc., 5.875%	14,219
	TOTAL	99,049
	TOTAL PREFERRED STOCKS (IDENTIFIED COST $938,624)	843,529
	WARRANTS—0.2%
	Health Care—0.2%
21,500	Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 6/22/2023	0
11,450	Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 2/8/2024	1,695
5,696	Rezolute, Inc., Warrants, Expiration Date 10/8/2027	2,944
1,400	Rezolute, Inc., Warrants, Expiration Date 1/1/2099	2,688
44,952	Rezolute, Inc., Warrants, Expiration Date 12/31/2099	86,308
26,500	Scynexis, Inc., Warrants, Expiration Date 5/21/2024	11,912
644	Scynexis, Inc., Warrants, Expiration Date 4/26/2029	1,502
53,000	Scynexis, Inc., Warrants, Expiration Date 1/1/2099	159,000
	TOTAL WARRANTS (IDENTIFIED COST $511,056)	266,049
	REPURCHASE AGREEMENT—10.6%
$15,150,000	Interest in $1,896,000,000 joint repurchase agreement 4.82%, dated 3/31/2023 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,896,761,560 on 4/3/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2052 and the market value of those underlying securities was $1,934,696,791. (IDENTIFIED COST $15,150,000)	15,150,000
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $107,140,945)	141,681,945
	OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	404,106
	TOTAL NET ASSETS—100%	$142,086,051

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended March 31, 2023, were as follows:
Affiliated	Value as of 12/31/2022	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 3/31/2023	Shares Held as of 3/31/2023	Dividend Income*
Health Care:
Alector, Inc.**	$612,872	$—	$(301,430)	$147,038	$(267,209)	$191,271	30,900	$—
Amphastar Pharmaceuticals, Inc.	$938,110	$—	$—	$317,390	$—	$1,255,500	33,480	$—
AnaptysBio, Inc.**	$1,028,434	$—	$(357,810)	$(223,368)	$(40,344)	$406,912	18,700	$—
Annexon, Inc.	$298,826	$—	$—	$(76,296)	$—	$222,530	57,800	$—
Arcturus Therapeutics Holdings, Inc.	$1,106,284	$144,720	$—	$510,791	$—	$1,761,795	73,500	$—
aTyr Pharma, Inc.	$145,854	$167,324	$—	$(17,149)	$—	$296,029	140,966	$—
Dynavax Technologies Corp.	$2,070,948	$—	$—	$(161,549)	$—	$1,909,399	194,638	$—
Fusion Pharmaceuticals, Inc.	$44,415	$—	$—	$8,742	$—	$53,157	14,100	$—
Fusion Pharmaceuticals, Inc.	$—	$133,960	$—	$14,578	$—	$148,538	39,400	$—
IDEAYA Biosciences, Inc.	$657,754	$—	$—	$(160,728)	$—	$497,026	36,200	$—
Merus NV	$762,594	$—	$(423,598)	$210,796	$(113,712)	$436,080	23,700	$—
Minerva Neurosciences, Inc.	$27,388	$—	$—	$172	$—	$27,560	17,225	$—
Orchard Therapeutics PLC**	$5,523	$—	$—	$2,471	$—	$7,994	14,887	$—
Orchard Therapeutics PLC, ADR**	$72,679	$4,897	$—	$27,622	$—	$105,198	19,590	$—
Regulus Therapeutics, Inc.	$44,154	$—	$—	$(16,840)	$—	$27,314	32,229	$—
Regulus Therapeutics, Inc.	$48,397	$—	$—	$(18,458)	$—	$29,939	35,326	$—
Rezolute, Inc.	$174,240	$—	$—	$(12,626)	$—	$161,614	84,174	$—
Rezolute, Inc., Warrants, Expiration Date 10/8/ 2027	$3,452	$—	$—	$(508)	$—	$2,944	5,696	$—
Rezolute, Inc., Warrants, Expiration Date 1/1/ 2099	$2,898	$—	$—	$(210)	$—	$2,688	1,400	$—
Rezolute, Inc., Warrants, Expiration Date 12/31/ 2099	$93,051	$—	$—	$(6,743)	$—	$86,308	44,952	$—
Rhythm Pharmaceuticals, Inc.	$3,316,768	$—	$(1,426,994)	$(1,484,151)	$715,514	$1,121,137	62,844	$—
Scynexis, Inc.	$63,826	$—	$—	$58,916	$—	$122,742	40,914	$—
Scynexis, Inc., Warrants, Expiration Date 5/21/ 2024	$1,200	$—	$—	$10,712	$—	$11,912	26,500	$—
Scynexis, Inc., Warrants, Expiration Date 4/26/ 2029	$570	$—	$—	$932	$—	$1,502	644	$—
Scynexis, Inc., Warrants, Expiration Date 1/1/2099	$82,680	$—	$—	$76,320	$—	$159,000	53,000	$—
Seres Therapeutics, Inc.	$1,978,480	$—	$(235,865)	$99,049	$(85,126)	$1,756,538	309,795	$—
Ultragenyx Pharmaceutical, Inc.**	$2,061,685	$—	$(380,952)	$(179,888)	$(73,285)	$1,427,560	35,600	$—
Affiliated issuers no longer in the portfolio at period end	$772,437	$1,151,468	$(2,642,979)	$364,122	$354,952	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$16,415,519	$1,602,369	$(5,769,628)	$(508,863)	$490,790	$12,230,187	1,448,160	$—

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At March 31, 2023, the Fund no longer has ownership of at least 5% voting shares.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of March 31, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$1,159,772	$1,275,727

3
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$95,204,431	$—	$264,218	$95,468,649
International	12,293,045	12,399,691	—	24,692,736
Preferred Stocks
International	283,080	—	300,564	583,644
Domestic	259,885	—	—	259,885
Debt Securities:
U.S. Treasuries	—	3,978,529	—	3,978,529
Corporate Bonds	—	1,282,453	—	1,282,453
Warrants	88,996	177,053	—	266,049
Repurchase Agreement	—	15,150,000	—	15,150,000
TOTAL SECURITIES	$108,129,437	$32,987,726	$564,782	$141,681,945

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right